Summary of Significant Accounting Policies - Defined Benefits and Shareholders' Equity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) vote $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Feb. 08, 2023 $ / shares
Accounting Policies [Abstract]
Employer contribution | $	$ 1,253	$ 987	$ 720
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Voting right for one share | vote	1